S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Sep. 30, 2025
Lawrence Ho [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	private investment arm